Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 2,005	$ 1,949	$ 1,736
Lease liabilities undiscounted	3,507	3,485
Less current lease liabilities	(286)	(246)
Less current lease liabilities undiscounted	(338)	(295)
Non-current lease liabilities	1,719	1,703
Non-current lease liabilities undiscounted	3,169	3,190
Most material lease with lease term extension	600	600
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	286	246
Lease liabilities undiscounted	338	295
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	229	202
Lease liabilities undiscounted	274	246
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	186	163
Lease liabilities undiscounted	226	202
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	148	138
Lease liabilities undiscounted	183	173
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	129	119
Lease liabilities undiscounted	160	150
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	1,027	1,081
Lease liabilities undiscounted	$ 2,326	$ 2,419